Fair Value Measurements on a Recurring Basis (Details) - Schedule of fair value measurement of the warrant - $ / shares		1 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 17, 2020	Dec. 31, 2020
Schedule of fair value measurement of the warrant [Abstract]
Risk-free interest rate		0.50%	0.50%
Expected term (years)		5 years	5 years
Expected volatility		17.50%	17.50%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50
Stock price (in Dollars per share)	$ 10.73	$ 10.00	$ 10.73
Dividend yield	0.00%	0.00%	0.00%